Earnings (Loss) Per Share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share for the three months ended March 31, 2026 and 2025:

	For the Three Months Ended March 31,
	2026	2025
Net income (loss) attributable to TOYO Co., Ltd.’s shareholders	$28,411,204	$(3,253,222)
Less: Net loss attributable to holders of earnout shares	-	(907,634)
Net income (loss) attributable to TOYO Co., Ltd’s ordinary shareholders	$28,411,204	$(2,345,688)

Weighted average number of ordinary share outstanding– basic	37,678,920	33,595,743
Earnings (loss) per share – basic	$0.75	$(0.07)
Weighted average number of ordinary share outstanding– diluted	37,693,224	33,595,743
Earnings (loss) per share – diluted	$0.75	$(0.07)

The weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings (loss) per share are as follows:

	For the Three Months Ended March 31,
	2026	2025
Public Warrants	$4,600,000	$4,600,000
Private Warrants	212,240	212,240
Other Warrants	157,767	157,767
AMI Warrants	-	4,521
Total	$4,970,007	$4,974,528